Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accrued advertising and marketing expenses	2,411,521	4,552,069	697,635
VAT and other tax payable	1,045,796	2,882,177	441,713
Payroll payable	1,061,228	1,806,787	276,902
Accounts payable	307,698	1,137,566	174,340
Others	50,819	814,773	124,871
	4,877,062	11,193,372	1,715,461